Goldman Sachs Moderate Allocation Fund Investment Strategy - Class P Shares [Member] - Goldman Sachs Moderate Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). Some of the Underlying Funds invest primarily in common stocks and similar types of equity securities (the “Underlying Equity Funds”), some of the Underlying Funds invest primarily in debt securities and similar types of fixed income or money market instruments (the “Underlying Fixed Income Funds”), and other Underlying Funds may invest primarily in alternative asset classes (the “Underlying Alternative Funds”). For these purposes, alternative asset classes include equity or debt investments in (or other instruments that provide exposure to) real estate (including real estate investment trusts (“REITs”)), infrastructure, commodities, and currencies. It is expected that the Fund will generally operate as a fund-of-funds, investing principally in Underlying Funds, however the Fund may also invest directly in securities and derivatives. The Fund’s allocations among Underlying Funds and direct investments will vary over time. Under normal conditions, the Fund seeks to achieve its investment objective by investing approximately 60% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Equity Funds (or direct investments in the types of equity securities held by the Underlying Equity Funds), and approximately 40% of its assets (which allocation could be increased or decreased by up to 15%) in the Underlying Fixed Income Funds (or direct investments in the types of fixed income securities held by the Underlying Fixed Income Funds). The Fund may also invest up to 20% of its assets in the Underlying Alternative Funds or direct investments in alternative asset classes in place of equity and/or fixed income allocations. The allocation will be measured at the time of each rebalance of the Fund’s portfolio. Generally, the Investment Adviser rebalances the Fund approximately monthly, but the Fund can be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. Unless otherwise stated herein, the Fund’s investment in any of the Underlying Funds may exceed 25% of the Fund’s assets. The Fund can buy many types of securities (directly or indirectly through investment in Underlying Funds), including common stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, and mortgage- and asset-backed securities. The Fund may invest in securities of any size, investment style, category or credit quality (including high yield debt securities, commonly referred to as junk bonds) and from any country (including emerging markets). The Fund may use derivatives for both hedging and non-hedging purposes. The Fund’s use of derivatives may include (i) futures contracts, including futures based on equity or fixed income indices, and interest rate futures; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies and options on futures contracts; and (iii) currency forwards, and non-deliverable forwards) and (iv) swaps. The Investment Adviser measures the Fund's performance against the Moderate Allocation Composite Index, the Fund’s blended benchmark, which is discussed further under “Performance.” THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY/FIXED INCOME/ ALTERNATIVE TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.